Income Taxes	10 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 4 - Income Taxes

At December 31, 2021, the significant components of the deferred tax assets are summarized below:

Deferred income tax asset
Net operation loss carryforwards	$40,436
Total deferred income tax asset	40,436
Less: valuation allowance	(40,436)
Total deferred income tax asset	$-

The valuation allowance increased by $40,436 in 2021 as a result of the Company generating net operating losses. The Company’s net operating loss carryforward of approximately $139,000 begin to expire in 2036.

No income tax expense is reflected in the statements of operations for the period from inception (March 11, 2021) to December 31, 2021.

The reconciliation of the effective income tax rate to the federal statutory rate for the period from inception (March 11, 2021) to December 31, 2021 is as follows:

	2021
	Amount	Percent

Federal statutory rates	$(55,095)	21.0%
State income taxes	(20,989)	8.0%
Permanent differences	35,648	-13.6%
Valuation allowance against net deferred tax assets	40,436	-15.4%
Effective rate	$-	0.0%

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and adjusts the carrying amount of the deferred tax assets by the valuation allowance to the extent the future realization of the deferred tax assets is not judged to be more likely than not. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carryforward periods available to the Company for tax reporting purposes, and other relevant factors.

Future changes in the unrecognized tax benefit will have no impact on the effective tax rate due to the existence of the valuation allowance. The Company estimates that the unrecognized tax benefit will not change significantly within the next twelve months. The Company will continue to classify income tax penalties and interest as part of general and administrative expense in its statements of operations. There were no interest or penalties accrued as of December 31, 2021.